Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($)		3 Months Ended				9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025
EarningsPerShareLineItems [Line Items]
Basic weighted average ordinary shares outstanding	1	1	1
Basic net income per ordinary share	$ (10,423)	$ (329,471)	$ (319,048)
Diluted weighted average ordinary shares outstanding	1	1	1
Diluted net income per ordinary share	$ (10,423)	$ (329,471)	$ (319,048)
Redeemable Ordinary Shares [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
EarningsPerShareLineItems [Line Items]
Allocation of net income, basic			$ 1,193,748			$ 908,226
Basic weighted average ordinary shares outstanding			25,000,000			12,316,176
Basic net income per ordinary share			$ 0.05			$ 0.07
Allocation of net income, diluted			$ 1,193,748			$ 871,435
Diluted weighted average ordinary shares outstanding			25,000,000			12,316,176
Diluted net income per ordinary share			$ 0.05			$ 0.07
Nonredeemable Ordinary Shares [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
EarningsPerShareLineItems [Line Items]
Allocation of net income, basic			$ 431,580	$ (4,261)	$ (13,124)	$ 602,720
Basic weighted average ordinary shares outstanding			9,038,333	7,433,333	7,433,333	8,173,296
Basic net income per ordinary share			$ 0.05	$ (0.00)	$ (0.00)	$ 0.07
Allocation of net income, diluted			$ 431,580	$ (4,261)	$ (13,124)	$ 639,511
Diluted weighted average ordinary shares outstanding			9,038,333	7,433,333	7,433,333	9,038,333
Diluted net income per ordinary share			$ 0.05	$ (0.00)	$ (0.00)	$ 0.07